Prospectus

March 30, 2002, as revised September 30, 2002

Putnam New York Tax Exempt Income Fund

Class A, B, C and M shares

Putnam New York Tax Exempt Opportunities Fund

Class A, B, C and M shares

Putnam New York Tax Exempt Money Market Fund

Class A shares
Investment Category: Tax-Exempt

This prospectus explains what you should know about these mutual funds before you invest. Please read it carefully.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages these funds.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.


    CONTENTS

 2  Fund summaries

 2  Goals

 2  Main investment strategies

 3  Main risks

 4  Performance information

 8  Fees and expenses

 9  What are each fund's main investment strategies and related risks?

15  Who manages the funds?

16  How does a fund price its shares?

17  How do I buy fund shares?

21  How do I sell fund shares?

23  How do I exchange fund shares?

24  Fund distributions and taxes

26  Financial highlights


[SCALE LOGO OMITTED]

Fund summaries

GOALS

Putnam New York Tax Exempt Income Fund (the "Income Fund"). The fund seeks as high a level of current income exempt from federal income tax and New York State and City personal income taxes as we believe to be consistent with preservation of capital.

Putnam New York Tax Exempt Opportunities Fund (the "Opportunities Fund"). The fund seeks high current income exempt from federal income tax and New York State and City personal income taxes.

Putnam New York Tax Exempt Money Market Fund (the Money Market Fund"). The fund seeks as high a level of current income exempt from federal income tax and New York State and City personal income taxes as we believe to be consistent with preservation of capital, maintenance of liquidity and stability of principal.

MAIN INVESTMENT STRATEGIES -- TAX EXEMPT INVESTMENTS

INCOME FUND AND OPPORTUNITIES FUND

We invest mainly in bonds that:

* pay interest that is exempt from federal income tax and New York State and City personal income taxes but that may be subject to federal alternative minimum tax (AMT),

* are investment-grade in quality, and

* have intermediate- to long-term maturities (three years or longer).

MONEY MARKET FUND

We invest mainly in instruments that:

* pay interest that is exempt from federal income tax and New York State and City personal income taxes but that may be subject to the AMT,

* are high quality, and

* have short-term maturities.

ALL FUNDS

Under normal circumstances, we invest so that at least 90% of the Income Fund's and the Money Market Fund's income distributions are exempt from federal income tax and New York State and City personal income taxes, except during times of adverse market conditions when more than 10% of the Income Fund's income distributions could be subject to these taxes. Under normal circumstances, we invest at least 80% of the Opportunities Fund's net assets in New York tax-exempt instruments. These investment policies cannot be changed without the approval of each fund's shareholders.

MAIN RISKS

The main risks that could adversely affect the value of each fund's shares and the total return on your investment include:

ALL FUNDS

* The risk that interest the fund receives might be taxable.

* The risk of investing mostly in a single state. Investments in a single state, even though representing a number of different issuers, may be affected by common economic forces and other factors. This vulnerability to factors affecting New York tax-exempt investments will be significantly greater than that of a more geographically diversified fund, which may result in greater losses and volatility.

INCOME FUND AND OPPORTUNITIES FUND

* The risk that movements in financial markets will adversely affect the value of each fund's investments. This risk includes interest rate risk, which is the risk that the prices of each fund's investments are likely to fall if interest rates rise. Interest rate risk is generally greater for investments with longer maturities.

* The risk that issuers of a fund's investments will not make, or will be perceived to be unlikely to make, timely payments of interest and principal. This credit risk is generally higher for debt that is below investment grade in quality.

MONEY MARKET FUND

* The risk that the effects of inflation may erode the value of your investment over time.

* The risk that the fund will not maintain a net asset value of $1.00 per share, due to events such as deterioration in the credit quality of issuers whose securities the fund holds, or an increase in interest rates.

The Opportunities Fund and the Money Market Fund are "non-diversified." The Opportunities Fund may invest more of its assets in the securities of fewer companies than a "diversified" fund, and may therefore be more exposed to the risk of loss from a few issuers than a fund that invests more broadly. Although the Money Market Fund is "non- diversified," its operations, under regulations applicable to money market funds, are similar to those of a diversified fund.

You can lose money by investing in a fund. A fund may not achieve its goal, and is not intended as a complete investment program. An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

PERFORMANCE INFORMATION

The following information provides some indication of each fund's risks. The charts show year-to-year changes in the performance of each fund's class A shares. The table following each chart compares a fund's performance to that of one or more broad measures of market performance. Of course, a fund's past performance is not an indication of future performance.


INCOME FUND

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

1992         10.01%
1993         13.25%
1994         -7.39%
1995         15.50%
1996          3.40%
1997          8.96%
1998          4.99%
1999         -3.50%
2000         12.43%
2001          3.58%

Performance figures in the bar chart do not reflect the impact of sales charges. If they did, performance would be less than that shown. Year-to-date performance through 6/30/02 was 4.89%. During the periods shown in the bar chart, the highest return for a quarter was 7.12% (quarter ending 3/31/95) and the lowest return for a quarter was -6.15% (quarter ending 3/31/94).

-------------------------------------------------------------------------------
Average Annual Total Returns (for periods ending 12/31/01)
-------------------------------------------------------------------------------
                                              Past       Past       Past
                                             1 year     5 years   10 years
-------------------------------------------------------------------------------
Class A before taxes                         -1.38%      4.13%      5.37%
Class A after taxes on distributions         -1.39%      4.02%      5.22%
Class A after taxes on distributions
and sale of fund shares                       0.98%      4.27%      5.32%
Class B before taxes                         -1.92%      4.16%      5.14%
Class C before taxes                          1.76%      4.24%      5.00%
Class M before taxes                          0.07%      4.16%      5.18%
Lehman Municipal Bond Index (no
deduction for fees, expenses or taxes)        5.13%      5.99%      6.63%
-------------------------------------------------------------------------------

Unlike the bar chart, this performance information reflects the impact of sales charges. Class A and class M share performance reflects the current maximum initial sales charges; class B and class C share performance reflects the maximum applicable deferred sales charge if shares had been redeemed on 12/31/01 and, for class B shares, assumes conversion to class A shares after eight years. For periods before the inception of class B shares (1/4/93), class C shares (7/26/99) and class M shares (4/10/95), performance shown for these classes in the table is based on the performance of the fund's class A shares, adjusted to reflect the appropriate sales charge and the higher 12b-1 fees paid by the class B, class C and class M shares. The fund's performance is compared to the Lehman Municipal Bond Index, an unmanaged index of long-term fixed-rate investment-grade tax-exempt bonds representative of the municipal bond market. After-tax returns reflect the highest individual federal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

OPPORTUNITIES FUND

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

1992          8.41%
1993          9.19%
1994         -2.83%
1995         16.49%
1996          3.81%
1997          8.89%
1998          5.28%
1999         -4.07%
2000         11.02%
2001          5.13%

Performance figures in the bar chart do not reflect the impact of sales charges. If they did, performance would be less than that shown. Year-to-date performance through 6/30/02 was 4.39%. During the periods shown in the bar chart, the highest return for a quarter was 5.96% (quarter ending 3/31/95) and the lowest return for a quarter was -3.06% (quarter ending 3/31/94).

Average Annual Total Returns (for periods ending 12/31/01)
-------------------------------------------------------------------------------
                                              Past       Past       Past
                                             1 year     5 years   10 years
-------------------------------------------------------------------------------
Class A before taxes                          0.12%      4.11%      5.45%
Class A after taxes on distributions          0.12%      4.07%      5.42%
Class A after taxes on distributions
and sale of fund shares                       2.09%      4.30%      5.48%
Class B before taxes                         -0.54%      4.13%      5.26%
Class C before taxes                          3.42%      4.32%      5.14%
Class M before taxes                          1.46%      4.14%      5.26%
Lehman Municipal Bond Index (no
deduction for fees, expenses or taxes)        5.13%      5.99%      6.63%
-------------------------------------------------------------------------------

Unlike the bar chart, this performance information reflects the impact of sales charges. Class A and class M share performance reflects the current maximum initial sales charges; class B and class C share performance reflects the maximum applicable deferred sales charge if shares had been redeemed on 12/31/01 and, for class B shares, assumes conversion to class A shares after eight years. For periods before the inception of class B shares (2/1/94), class C shares (7/26/99) and class M shares (2/10/95), performance shown for these classes in the table is based on the performance of the fund's class A shares, adjusted to reflect the appropriate sales charge and the higher 12b-1 fees paid by the class B, class C and class M shares. The fund's performance is compared to the Lehman Municipal Bond Index, an unmanaged index of long-term fixed-rate investment-grade tax-exempt bonds representative of the municipal bond market. After-tax returns reflect the highest individual federal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

MONEY MARKET FUND

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS]

CALENDAR YEAR TOTAL RETURNS

1992          2.47%
1993          1.63%
1994          2.03%
1995          3.24%
1996          2.90%
1997          2.94%
1998          2.84%
1999          2.60%
2000          3.37%
2001          1.99%

Year-to-date performance through 6/30/02 was 0.42%. During the periods shown in the bar chart, the highest return for a quarter was 0.88% (quarter ending 6/30/00) and the lowest return for a quarter was 0.30% (quarter ending 12/31/01).

Average Annual Total Returns (for periods ending 12/31/01)
-------------------------------------------------------------------------------
                                              Past       Past       Past
                                             1 year     5 years   10 years

-------------------------------------------------------------------------------
Class A                                       1.99%      2.74%      2.60%
Merrill Lynch 91-Day Treasury Bill Index      4.42%      5.20%      4.86%
Lipper New York Tax Exempt Money Market
Fund Average                                  2.12%      2.83%      2.68%
-------------------------------------------------------------------------------

The fund's performance is compared to the Merrill Lynch 91-Day Treasury Bill Index, an unmanaged index that seeks to measure the performance of U.S. Treasury bills currently available in the marketplace. The fund's performance is also compared to the Lipper New York Tax Exempt Money Market Fund Average, an unmanaged index of the arithmetic average of the total return of all New York tax-exempt money market mutual funds tracked by Lipper, Inc.

FEES AND EXPENSES

This table summarizes the fees and expenses you may pay if you invest in a fund.
-------------------------------------------------------------------------------
                                      Class A    Class B    Class C    Class M
-------------------------------------------------------------------------------

Income Fund and Opportunities Fund

Maximum Sales Charge (Load) Imposed
on Purchases (as a percentage of the
offering price)                        4.75%       NONE      NONE      3.25%

Maximum Deferred Sales Charge (Load)
(as a percentage of the original
purchase  price or redemption
proceeds, whichever is lower)          NONE*       5.00%     1.00%     NONE
-------------------------------------------------------------------------------
Money Market Fund

Maximum Sales Charge (Load) Imposed
on Purchases (as a percentage
of the  offering price)                NONE

Maximum Deferred Sales Charge (Load)
(as a percentage of the original
purchase  price or redemption
proceeds, whichever is lower)          NONE
-------------------------------------------------------------------------------

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
-------------------------------------------------------------------------------
                                                                Total Annual
                       Management  Distribution      Other     Fund Operating
                          Fees     (12b-1) Fees     Expenses      Expenses
-------------------------------------------------------------------------------
Income Fund
Class A                  0.50%         0.20%         0.11%         0.81%
Class B                  0.50%         0.85%         0.11%         1.46%
Class C                  0.50%         1.00%         0.11%         1.61%
Class M                  0.50%         0.50%         0.11%         1.11%
-------------------------------------------------------------------------------
Opportunities Fund
Class A                  0.50%         0.20%         0.17%         0.87%
Class B                  0.50%         0.85%         0.17%         1.52%
Class C                  0.50%         1.00%         0.17%         1.67%
Class M                  0.50%         0.50%         0.17%         1.17%
-------------------------------------------------------------------------------
Money Market Fund
Class A                  0.45%         NONE          0.35%         0.80%
-------------------------------------------------------------------------------

* A deferred sales charge of up to 1% on class A shares may be imposed on certain redemptions of shares bought without an initial sales charge.

EXAMPLE

The examples translate the expenses shown in the preceding table into dollar amounts. By doing this, you can more easily compare the cost of investing in the funds to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in each fund for the time periods shown and then, except as shown for class B shares and class C shares, redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that each fund's operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

-------------------------------------------------------------------------------
                        1 year        3 years       5 years     10 years
-------------------------------------------------------------------------------

Income Fund
Class A                  $553          $720          $901        $1,425
Class B                  $648          $761          $996        $1,566*
Class B
(no redemption)          $148          $461          $796        $1,566*
Class C                  $263          $507          $874        $1,907
Class C
(no redemption)          $163          $507          $874        $1,907
Class M                  $434          $665          $915        $1,629
-------------------------------------------------------------------------------
Opportunities Fund
Class A                  $560          $739          $934        $1,497
Class B                  $655          $780        $1,029        $1,637*
Class B
(no redemption)          $155          $480          $829        $1,637*
Class C                  $270          $526          $907        $1,976
Class C
(no redemption)          $170          $526          $907        $1,976
Class M                  $440          $685          $948        $1,699
-------------------------------------------------------------------------------
Money Market Fund
Class A                   $82          $255          $444          $990
-------------------------------------------------------------------------------

* Reflects the conversion of class B shares to class A shares, which pay lower 12b-1 fees. Conversion occurs no more than eight years after purchase.

What are each fund's main investment strategies and related risks?

Any investment carries with it some level of risk that generally reflects its potential for reward. We pursue each fund's goal by investing mainly in tax exempt investments. We will consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments. A description of the risks associated with each fund's main investment strategies follows.

* Tax-exempt investments. These investments are issued by public authorities to raise money for public purposes, such as loans for the construction of housing, schools or hospitals, or to provide temporary financing in anticipation of the receipt of taxes and other revenue. They also include private activity obligations of public authorities to finance privately owned or operated facilities. Changes in law or adverse determinations by the Internal Revenue Service or the New York State or City tax authority could make the income from some of these obligations taxable. Investments in securities of issuers located outside the respective state may be applied toward meeting a requirement to invest in a tax exempt investment if the security pays interest that is exempt from the federal and respective state income tax.

Interest income from private activity bonds may be subject to federal AMT for individuals. As a policy that cannot be changed without the approval of fund shareholders, we cannot include these investments for the purpose of complying with the investment policies described in the "Main Investment Strategies" section. Corporate shareholders will be required to include all tax-exempt interest dividends in determining their federal AMT. For more information, including possible state, local and other taxes, contact your tax advisor.

* General obligations. These are backed by the issuer's authority to levy taxes and are considered an obligation of the issuer. They are payable from the issuer's general unrestricted revenues, although payment may depend upon government appropriation or aid from other governments. These investments may be vulnerable to legal limits on a government's power to raise revenue or increase taxes, as well as economic or other developments that can reduce revenues.

* Special revenue obligations. These are payable from revenue earned by a particular project or other revenue source. They include private activity bonds such as industrial development bonds, which are paid only from the revenues of the private owners or operators of the facilities. Investors can look only to the revenue generated by the project or the private company operating the project rather than the credit of the state or local government authority issuing the bonds. Special revenue obligations are typically subject to greater credit risk than general obligations because of the relatively limited source of revenue.

* Interest rate risk. The values of bonds and other debt instruments, including money market investments, usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the values of existing debt instruments, and rising interest rates generally decrease the values of existing debt instruments. Changes in debt instrument's value usually will not affect the amount of income the fund receives from it, but will affect the value of the fund's shares. Interest rate risk is generally greater for investments with longer maturities.

INCOME FUND AND OPPORTUNITIES FUND.

Some investments give the issuer the option to call, or redeem the investment, before their maturity date. If an issuer calls its securities during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

"Premium" investments offer coupon rates higher than prevailing market rates. However, they involve a greater risk of loss, because their values tend to decline over time.

MONEY MARKET FUND.

The Money Market Fund's average portfolio maturity will not exceed 90 days and the fund may not hold an investment with more than 397 days remaining to maturity. These short-term investments generally have lower yields than longer-term investments.

Some investments have an interest rate that changes based on a market interest rate, and allow the holder to demand payment of principal and accrued interest before the scheduled maturity date. We measure the maturity of these obligations using the relatively short period in which payment could be demanded. Because the interest rates on these investments can change as market interest rates change, these investments are unlikely to be able to lock in favorable longer term interest rates.

* Credit risk. Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, debt of issuers with poor credit prospects usually offers higher yields than debt of issuers with more secure credit. Higher-rated investments generally have lower credit risk.

INCOME FUND AND OPPORTUNITIES FUND

The Income Fund invests mostly in investment-grade debt investments. These are rated at least BBB or its equivalent at the time of purchase by a nationally recognized securities rating agency, or are unrated investments that we believe are of comparable quality. We may invest up to 25% of the fund's total assets in non-investment grade investments. However, we will not invest in investments rated lower than BB or its equivalent by each agency rating the investment, or unrated securities that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced.

The Opportunities Fund invests in higher- and lower-rated investments. We invest most of the fund's assets in investment-grade debt investments. These are rated at least BBB or its equivalent at the time of purchase by a nationally recognized securities rating agency, or are unrated investments that we believe are of comparable quality. We may invest the rest of the fund's assets in non-investment-grade investments that are rated at least B or its equivalent by an agency rating the investment, or are unrated investments that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced.

Investments rated below BBB or its equivalent are known as "junk bonds." This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments will usually be more volatile and are likely to fall. A default or expected default could also make it difficult for us to sell the investments at prices approximating the values we had previously placed on them. Tax-exempt debt, particularly lower-rated tax-exempt debt, usually has a more limited market than taxable debt, which may at times make it difficult for us to buy or sell certain debt instruments or to establish their fair value. Credit risk is generally greater for investments that are issued at less than their face value and that are required to make interest payments only at maturity rather than at intervals during the life of the investment.

MONEY MARKET FUND.

We buy only high quality investments. These are:

* rated in one of the two highest categories by at least two nationally recognized rating services,

* rated by one rating service in one of the service's two highest categories (if only one rating service has provided a rating) or

* unrated investments that we believe are of comparable quality.

The credit quality of an investment may be supported or enhanced by another company or financial institution through the use of a letter of credit or similar arrangement. The main risk of investments backed by a letter of credit is that the provider of the letter of credit will not be able to fulfill its obligations to the issuer.

* Concentration of investments. We may make significant investments in a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports. These investments may cause the value of a fund's shares to change more than the values of shares of funds that invest in a greater variety of investments. Certain events may adversely affect all investments within a particular market segment. Examples include legislation or court decisions, concerns about pending legislation or court decisions, or lower demand for the services or products provided by a particular market segment.

Investing mostly in tax-exempt investments of a single state makes a fund more vulnerable to that state's economy and to factors affecting tax exempt issuers in that state than would be true for a more geographically diversified fund. These risks include:

* the inability or perceived inability of a government authority to collect sufficient tax or other revenues to meet its payment obligations,

* the introduction of constitutional or statutory limits on a tax-exempt issuer's ability to raise revenues or increase taxes, and

* economic or demographic factors that may cause a decrease in tax or other revenues for a government authority or for private operators of publicly financed facilities.

In addition, because of the relatively small number of issuers of tax-exempt securities, we will probably invest a higher percentage of assets in a single issuer. We may, therefore, be more exposed to the risk of loss by investing in a few issuers than a fund that invests more broadly.

At times, the funds and other accounts that we and our affiliates manage may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments. The amount of information about the financial condition of issuers of tax exempt debt may not be as extensive as that which is made available by companies whose stock or debt is publicly traded.

* Derivatives.

INCOME FUND AND OPPORTUNITIES FUND

We may engage in a variety of transactions involving derivatives, such as futures, options, swap contracts and inverse floaters. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments or indexes. We may use derivatives for both hedging and non-hedging purposes, such as to modify the behavior of an investment so it responds differently than it would otherwise to changes in a particular interest rate. For example, derivatives may increase or decrease an investment's exposure to long- or short-term interest rates or cause the value of an investment to move in the opposite direction from prevailing short-term or long-term interest rates. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also cause the fund to receive taxable income, which could increase the amount of taxes payable by shareholders.

Other risks arise from our potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund's derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the fund's statement of additional information (SAI).

* Other investments. In addition to the main investment strategies described above, we may also make other types of investments, such as investments in forward commitments, which may produce taxable income and be subject to other risks, as described in the SAI.

* Alternative strategies. Under normal market conditions, we keep a fund's portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing a fund's usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses, including investing in taxable obligations. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause a fund to miss out on investment opportunities, and may prevent a fund from achieving its goal.

* Changes in policies. The Trustees may change a fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

Who manages the funds?

Each fund's Trustees oversee the general conduct of the fund's business. The Trustees have retained Putnam Management to be each fund's investment manager, responsible for making investment decisions for the fund and managing the fund's other affairs and business. Each fund pays Putnam Management a quarterly management fee for these services based on the fund's average net assets. The Income Fund paid Putnam Management a management fee of 0.50% of average net assets for the fund's last fiscal year. The Opportunities Fund paid Putnam Management a management fee of 0.50% of average net assets for the fund's last fiscal year, and the Money Market Fund paid Putnam Management a management fee of 0.45% of the average net assets for the fund's last fiscal year. Putnam Management's address is One Post Office Square, Boston, MA 02109.

Putnam Management's investment professionals are organized into investment management teams, with a particular team dedicated to each specific asset class. The members of the Tax Exempt Fixed-Income Team are responsible for the day-to-day management of the fund. The names of all team members can be found at www.putnaminvestments.com.

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

--------------------------------------------------------------------------
INCOME FUND
--------------------------------------------------------------------------
Portfolio leader         Since    Experience
--------------------------------------------------------------------------
Susan A. McCormack       2002     1994 - Present      Putnam Management
--------------------------------------------------------------------------
Portfolio members        Since    Experience
--------------------------------------------------------------------------
Paul M. Drury            2002     1989 - Present      Putnam Management
--------------------------------------------------------------------------
David E. Hamlin          1998     1998 - Present      Putnam Management
                                  Prior to Aug. 1998  The Vanguard Group
--------------------------------------------------------------------------
Richard P.  Wyke         1998     1987 - Present      Putnam Management
--------------------------------------------------------------------------
OPPORTUNITIES FUND
--------------------------------------------------------------------------
Portfolio leader         Since    Experience
--------------------------------------------------------------------------
David E. Hamlin          1998     1998 - Present      Putnam Management
                                  Prior to Aug. 1998  The Vanguard Group
--------------------------------------------------------------------------
Portfolio members        Since    Experience
--------------------------------------------------------------------------
Paul M. Drury            2002     1989 - Present      Putnam Management
--------------------------------------------------------------------------
Susan A. McCormack       2002     1994 - Present      Putnam Management
--------------------------------------------------------------------------
Richard P.  Wyke         1998     1987 - Present      Putnam Management
--------------------------------------------------------------------------
MONEY MARKET FUND
--------------------------------------------------------------------------
Portfolio leader         Since    Experience
--------------------------------------------------------------------------
Joyce E. Dragone         2001     1986 - Present      Putnam Management
--------------------------------------------------------------------------
Portfolio member         Since    Experience
--------------------------------------------------------------------------
Richard P.  Wyke         1998     1987 - Present      Putnam Management
--------------------------------------------------------------------------

How does a fund price its shares?

The price of a fund's shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

Income Fund and Opportunities Fund. Each fund values its investments for which market quotations are readily available at market value. It values short-term investments that will mature within 60 days at amortized cost, which approximates market value. It values all other investments and assets at their fair value.

Money Market Fund. The Money Market Fund values its investments at amortized cost, which approximates market value.

How do I buy fund shares?

INCOME FUND AND OPPORTUNITIES FUND

You can open a fund account with as little as $500 and make additional investments at any time with as little as $50 ($25 through systematic investing). Each fund sells its shares at the offering price, which is the NAV plus any applicable sales charge. Your financial advisor or Putnam Investor Services generally must receive your completed buy order before the close of regular trading on the New York Stock Exchange for your shares to be bought at that day's offering price.

You can buy shares:

* Through a financial advisor. Your advisor will be responsible for furnishing all necessary documents to Putnam Investor Services, and may charge you for his or her services.

* Through systematic investing. You can make regular investments of $25 or more per month through automatic deductions from your bank checking or savings account. Application forms are available through your advisor or Putnam Investor Services at 1-800-225-1581.

* Subsequent investments via the Internet. If you have an existing Putnam fund account and you have completed and returned an Electronic Investment Authorization Form, you can buy additional shares online at www.putnaminvestments.com. For more information, contact your advisor or Putnam Investor Services at 1-800-225-1581.

You may also complete an order form and write a check for the amount you wish to invest, payable to the appropriate fund. Return the check and completed form to Putnam Investor Services.

The funds may periodically close to new purchases of shares or refuse any order to buy shares if the fund determines that doing so would be in the best interests of the fund and its shareholders.

WHICH CLASS OF SHARES IS BEST FOR ME?

This prospectus offers you a choice of four classes of fund shares: A, B, C and M. This allows you to choose among different types of sales charges and different levels of ongoing operating expenses, as illustrated in the "Fees and expenses" section. The class of shares that is best for you depends on a number of factors, including the amount you plan to invest and how long you plan to hold the shares. Here is a summary of the differences among the classes of shares:

Class A shares

* Initial sales charge of up to 4.75%

* Lower sales charge for investments of $25,000 or more

* No deferred sales charge (except on certain redemptions of shares bought without an initial sales charge)

* Lower annual expenses, and higher dividends, than class B, C, or M shares because of lower 12b-1 fee

Class B shares

* No initial sales charge; your entire investment goes to work for you

* Deferred sales charge of up to 5.00% if you sell shares within six years after purchase

* Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fee

* Convert automatically to class A shares after eight years, reducing the future 12b-1 fee (may convert sooner in some cases)

* Orders for one or more funds totaling $250,000 or more per day and cumulative orders of $1,000,000 or more in accounts eligible to purchase A shares with reduced or no initial sales charge under a right of accumulation will be treated as orders for class A shares or refused

Class C shares

* No initial sales charge; your entire investment goes to work for you

* Deferred sales charge of 1.00% if you sell shares within one year of purchase

* Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fee

* No conversion to class A shares, so future 12b-1 fee does not decrease

Class M shares

* Initial sales charge of up to 3.25%

* Lower sales charge for investments of $50,000 or more

* No deferred sales charge

* Lower annual expenses, and higher dividends, than class B or C shares because of lower 12b-1 fee

* Higher annual expenses, and lower dividends, than class A shares because of the higher 12b-1 fee

* No conversion to class A shares, so future 12b-1 fee does not decrease

-------------------------------------------------------------------------------
Initial sales charges for class A and M shares
-------------------------------------------------------------------------------
                         Class A sales charge      Class M sales charge
                          as a percentage of:       as a percentage of:
-------------------------------------------------------------------------------
Amount of purchase       Net amount    Offering    Net amount    Offering
at offering price ($)     Invested      price*      Invested      price*
-------------------------------------------------------------------------------

Under 25,000                4.99%        4.75%        3.36%        3.25%
25,000 but under 50,000     4.71         4.50         3.36         3.25
50,000 but under
100,000                     4.71         4.50         2.30         2.25
100,000 but under
250,000                     3.90         3.75         1.52         1.50
250,000 but under
500,000                     3.09         3.00         1.01         1.00
500,000 but under
1,000,000                   2.04         2.00         NONE         NONE
1,000,000 and above         NONE         NONE         NONE         NONE
-------------------------------------------------------------------------------
* Offering price includes sales charge.

Deferred sales charges for class B, class C and certain  class A shares

If you sell (redeem) class B shares within six years of purchase, you will generally pay a deferred sales charge according to the following schedule.

Year after purchase       1      2      3      4      5      6     7+
-------------------------------------------------------------------------------
Charge                    5%     4%     3%     3%     2%     1%    0%

A deferred sales charge of 1% will apply to class C shares if redeemed within one year of purchase. A deferred sales charge of up to 1% may apply to class A shares purchased without an initial sales charge if redeemed within two years of purchase.

Deferred sales charges will be based on the lower of the shares' cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. You may sell shares acquired by reinvestment of distributions without a charge at any time.

* You may be eligible for reductions and waivers of sales charges. Sales charges may be reduced or waived under certain circumstances and for certain groups. Information about reductions and waivers of sales charges is included in the SAI. You may consult your financial advisor or Putnam Retail Management for assistance.

* Distribution (12b-1) plans. Each fund has adopted distribution plans to pay for the marketing of fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average net assets) of up to 0.35% on class A shares and 1.00% on class B, class C, and class M shares. The Trustees currently limit payments on class A, class B, and class M shares to 0.20%, 0.85% and 0.50% of average net assets, respectively. Because these fees are paid out of the fund's assets on an ongoing basis, they will increase the cost of your investment. The higher fees for class B, class C and class M shares may cost you more than paying the initial sales charge for class A shares. Because class C and class M shares, unlike class B shares, do not convert to class A shares, class C and class M shares may cost you more over time than class B shares.

Money Market Fund

You can open a fund account with as little as $500 and make additional investments at any time with as little as $50 ($25 through systematic investing). Shares are sold at a NAV of $1.00 per share, without any initial sales charge.

Because the fund seeks to be fully invested at all times, it only sells shares to you when it receives "same-day funds," which are monies that are credited to the fund's designated bank account by the Federal Reserve Bank of Boston. If the fund receives same-day funds before the close of trading on the New York Stock Exchange, it will accept the order to buy shares that day.

You can buy shares:

* Through a financial advisor. Your advisor will be responsible for furnishing all necessary documents to Putnam Investor Services, and may charge you for his or her services.

* Through systematic investing. You can make regular investments of $25 or more per month through automatic deductions from your bank checking or savings account. Application forms are available through your advisor or Putnam Investor Services at 1-800-225-1581.

* Subsequent investments via the Internet. If you have an existing Putnam fund account and you have completed and returned an Electronic Investment Authorization Form, you can buy additional shares online at www.putnaminvestments.com. For more information, contact your advisor or Putnam Investor Services at 1-800-225-1581.

You may also complete an order form and write a check for the amount you wish to invest, payable to the appropriate fund. Return the check and completed form to Putnam Investor Services.

By mail. Complete an order form and send it to Putnam Investor Services with your check, Federal Reserve Draft or other negotiable bank draft drawn on a U.S. bank and payable in U.S. dollars to the order of the fund whose shares you want to buy. If you pay by Federal Reserve Draft, the fund will accept your order on the day it is received if the order is received before the close of regular trading on the New York Stock Exchange. If you pay by check or other draft, the fund's designated bank will make same-day funds available to the fund on the first business day after receipt of your check or draft, and the fund will then accept your order.

By wire transfer. You may buy fund shares by bank wire transfer of same-day funds. See the order form for wiring instructions. Any commercial bank can transfer same-day funds by wire. The fund will normally accept wired funds for investment on the day received if they are received by the fund's designated bank by 3 p.m. Boston time. Your bank may charge you for wiring same-day funds. Although the fund's designated bank does not currently charge you for receiving same-day funds, it reserves the right to charge for this service. You cannot buy shares for tax-qualified retirement plans by wire transfer.

To eliminate the need for safekeeping, the fund will not issue certificates for shares.

The fund may periodically close to new purchases of shares or refuse any order to buy shares if the fund determines that doing so would be in the best interests of the fund and its shareholders.

* Distribution (12b-1) plan. The Money Market Fund has adopted a distribution plan to pay for the marketing of fund shares and for services provided to shareholders. The plan provides for payments at annual rates (based on average net assets) of up to 0.35% of the fund's average net assets, although the fund is not currently making any payments pursuant to the plan.

How do I sell fund shares?

You can sell your shares back to the appropriate fund any day the New York Stock Exchange is open, either through your financial advisor or directly to the fund. Payment for redemption may be delayed until the fund collects the purchase price of shares, which may be up to 15 calendar days after the purchase date.

* Selling shares through your financial advisor. Your advisor must receive your request in proper form before the close of regular trading on the New York Stock Exchange for you to receive that day's NAV, less any applicable deferred sales charge. Your advisor will be responsible for furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge you for his or her services.

* Selling shares directly to the fund. Putnam Investor Services must receive your request in proper form before the close of regular trading on the New York Stock Exchange in order to receive that day's NAV, less any applicable sales charge.

By mail. Send a letter of instruction signed by all registered owners or their legal representatives to Putnam Investor Services. If you have certificates for the shares you want to sell, you must include them along with completed stock power forms.

By telephone. You may use Putnam's telephone redemption privilege to redeem shares valued at less than $100,000 unless you have notified Putnam Investor Services of an address change within the preceding 15 days, in which case other requirements may apply. Unless you indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption instructions received by telephone.

The telephone redemption privilege is not available if there are certificates for your shares. The telephone redemption privilege may be modified or terminated without notice.

By check (Money Market Fund only). If you would like to use the check-writing service, mark the proper box on the application or authorization form and complete the signature card (and, if applicable, the resolution). The fund will send you checks when it receives these properly completed documents. You can then make the checks for $250 or more payable to the order of anyone. When the check is presented for payment, the fund will redeem a sufficient number of full and fractional shares in your account at that day's NAV to cover the amount of the check and any applicable deferred sales charge.

The use of checks is subject to the rules of your fund's designated bank for its checking accounts. If you do not have a sufficient number of shares in your account to cover the amount of the check and any applicable deferred sales charge, the check will be returned and no shares will be redeemed. Because it is not possible to determine your account's value in advance, you should not write a check for the entire value of your account or try to close your account by writing a check. The funds may change or end check-writing privileges at any time without notice. The check-writing service is not available for tax-qualified retirement plans.

* Additional requirements. In certain situations, for example, if you sell shares with a value of $100,000 or more, the signatures of all registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. In addition, Putnam Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. For more information concerning Putnam's signature guarantee and documentation requirements, contact Putnam Investor Services.

* When will the fund pay me? A fund generally sends you payment for your shares the business day after your request is received. Shareholders of the Money Market Fund may elect on their application to have payments (for amounts of at least $1,000) wired to an account in a commercial bank within the United States. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

* Redemption by the fund. If you own fewer shares than the minimum set by the Trustees (presently 20 shares for the Income Fund or the Opportunities Fund, and 500 shares for the Money Market Fund), the fund may redeem your shares without your permission and send you the proceeds. Each fund may also redeem shares if you own more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

How do I exchange fund shares?

If you want to switch your investment from one Putnam fund to another, you can exchange your fund shares for shares of the same class of another Putnam fund at NAV. Shareholders of the Money Market Fund may be required to pay a sales charge, which varies depending on the fund to which they exchange shares and the amount exchanged. Not all Putnam funds offer all classes of shares or are open to new investors. If you exchange shares subject to a deferred sales charge, the transaction will not be subject to the deferred sales charge. When you redeem the shares acquired through the exchange, the redemption may be subject to the deferred sales charge, depending upon when you originally purchased the shares. The deferred sales charge will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest deferred sales charge applicable to your class of shares. For purposes of computing the deferred sales charge, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any subsequent exchanges among funds.

To exchange your shares, complete and return an Exchange Authorization Form, which is available from Putnam Investor Services. A telephone exchange privilege is currently available for amounts up to $500,000. The telephone exchange privilege is not available if the fund issued certificates for your shares. You may also exchange shares via the Internet at www.putnaminvestments.com. Ask your financial advisor or Putnam Investor Services for prospectuses of other Putnam funds. Some Putnam funds are not available in all states.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and otherwise to promote the best interests of the fund, the fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds. Consult Putnam Investor Services before requesting an exchange.

Fund distributions and taxes

Income Fund and Opportunities Fund. Each fund declares a distribution daily of all its net income. Each fund normally distributes any net investment income monthly and any net realized capital gains annually.

Money Market Fund. The fund declares a distribution daily of all its net income. The fund normally distributes any net income monthly.

You may choose to:

* (All funds) reinvest all distributions in additional shares;

* (Income Fund and Opportunities Fund) receive any distributions from net investment income in cash while reinvesting capital gains distributions in additional shares; or

* (All funds) receive all distributions in cash.

If you do not select an option when you open your account, all distributions will be reinvested. If you do not cash a distribution check within a specified period or notify Putnam Investor Services to issue a new check, the distribution will be reinvested in the fund. You will not receive any interest on uncashed distribution or redemption checks. Similarly, if any correspondence sent by the fund or Putnam Investor Services is returned as "undeliverable," fund distributions will automatically be reinvested in the fund or in another Putnam fund.

Fund distributions designated as "tax-exempt dividends" are generally not subject to federal income tax. In addition, distributions from interest on New York tax-exempt investments, are generally exempt from New York State and City personal income taxes (but not from New York State corporate franchise or New York City general corporation taxes). However, if you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the fund may have on the federal taxation of your benefits. New York does not tax any portion of social security or railroad retirement benefits. In addition, an investment in the fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders.

The Income Fund and the Opportunities Fund may at times buy tax-exempt investments at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For the purpose of federal income tax and New York State and City personal income taxes, some or all of this market discount will be included in the fund's ordinary income and will be taxable to you as such when it is distributed.

A fund's investments in these and certain other debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

For New York State and City personal income tax purposes, distributions derived from sources other than interest on (i) New York tax-exempt investments and (ii) obligations of the United States (or other obligations), which pay interest exempt from New York State and City personal income taxation under the Constitution or laws of the United States, will be taxable as ordinary income or as long-term capital gain, which is taxable at the same rate as ordinary income, whether paid in cash or reinvested in additional shares.

For federal income tax purposes, distributions of investment income other than "tax-exempt dividends" are taxable as ordinary income. Generally, gains realized by a fund on the sale or exchange of investments are taxable to you, even though the income from such investments generally are tax-exempt. Taxes on distributions of capital gains are determined by how long a fund owned the investments that generated them, rather than how long you have owned your shares. Distributions are taxable to you even if they are paid from income or gains earned by the funds before your investment (and thus were included in the price you paid). Distributions of gains from investments that a fund owned for more than one year are taxable as capital gains. Distributions of gains from investments that a fund owned for one year or less and gains on the sale of bonds characterized as market discount are taxable as ordinary income. Distributions are taxable whether you receive them in cash or reinvest them in additional shares.

Any gain resulting from the sale or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

Financial highlights

The financial highlights tables are intended to help you understand a fund's recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information for the years ended November 30, 2001 and 2000 has been derived from the fund's financial statements, which have been audited by KPMG LLP. Its report and the fund's financial statements are included in the fund's annual report to shareholders, which is available upon request. The information for all periods prior to the year ended November 30, 2000 has been derived from the fund's financial statements which have been audited by the fund's previous independent accountants.




INCOME FUND
FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                      Year ended November 30
------------------------------------------------------------------------------------------------------------
                                          2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $8.52        $8.32        $9.05        $9.02        $8.91
------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------
Net investment income                      .42          .45          .44          .43          .46
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 .27          .20         (.65)         .13          .12
------------------------------------------------------------------------------------------------------------
Total from
investment operations                      .69          .65         (.21)         .56          .58
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income                         (.42)        (.45)        (.44)        (.43)        (.47)
------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                              --           --         (.08)        (.10)          --
------------------------------------------------------------------------------------------------------------
Total distributions                       (.42)        (.45)        (.52)        (.53)        (.47)
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $8.79        $8.52        $8.32        $9.05        $9.02
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                    8.24         8.07        (2.42)        6.47         6.69
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $1,362,488   $1,276,566   $1,374,040   $1,620,108   $1,725,773
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                  .81          .82          .83          .83          .79
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                 4.80         5.40         5.02         4.79         5.19
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   18.63        14.86        13.24        31.55        81.95
------------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.




INCOME FUND
FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                      Year ended November 30
------------------------------------------------------------------------------------------------------------
                                          2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $8.51        $8.31        $9.04        $9.00        $8.90
------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------
Net investment income                      .37          .39          .38          .37          .40
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 .25          .20         (.65)         .14          .11
------------------------------------------------------------------------------------------------------------
Total from
investment operations                      .62          .59         (.27)         .51          .51
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income                         (.36)        (.39)        (.38)        (.37)        (.41)
------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                              --           --         (.08)        (.10)          --
------------------------------------------------------------------------------------------------------------
Total distributions                       (.36)        (.39)        (.46)        (.47)        (.41)
------------------------------------------------------------------------------------------------------------
end of period                            $8.77        $8.51        $8.31        $9.04        $9.00
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                    7.41         7.37        (3.06)        5.91         5.89
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $117,722     $163,839     $195,618     $231,057     $227,747
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                 1.46         1.47         1.48         1.48         1.44
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                 4.18         4.75         4.37         4.12         4.53
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   18.63        14.86        13.24        31.55        81.95
------------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.




INCOME FUND
FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS C
------------------------------------------------------------------------------------------------------------

                                                                                              For the
                                                                                               period
                                                                                              July 26,
Per-share                                                                                     1999+ to
operating performance                                      Year ended November 30             Nov. 30
------------------------------------------------------------------------------------------------------------
                                                          2001               2000               1999
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                      $8.53              $8.32              $8.61
------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------
Net investment income                                      .35                .38                .13
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                 .26                .21               (.29)
------------------------------------------------------------------------------------------------------------
Total from
investment operations                                      .61                .59               (.16)
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income                                         (.35)              (.38)              (.13)
------------------------------------------------------------------------------------------------------------
Total distributions                                       (.35)              (.38)              (.13)
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                            $8.79              $8.53              $8.32
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                    7.25               7.33              (1.87) *
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                          $5,145               $574               $356
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                 1.61               1.62                .58 *
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                 3.93               4.57               1.59 *
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                   18.63              14.86              13.24
------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.




INCOME FUND
FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                      Year ended November 30
------------------------------------------------------------------------------------------------------------
                                          2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $8.53        $8.33        $9.05        $9.02        $8.91
------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------
Net investment income                      .40          .42          .41          .41          .43
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 .26          .20         (.64)         .13          .12
------------------------------------------------------------------------------------------------------------
Total from
investment operations                      .66          .62         (.23)         .54          .55
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income                         (.40)        (.42)        (.41)        (.41)        (.44)
------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                              --           --         (.08)        (.10)          --
------------------------------------------------------------------------------------------------------------
Total distributions                       (.40)        (.42)        (.49)        (.51)        (.44)
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $8.79        $8.53        $8.33        $9.05        $9.02
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                    7.78         7.74        (2.60)        6.15         6.37
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $1,793       $1,531       $1,837       $2,394       $1,865
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                 1.11         1.12         1.13         1.13         1.09
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                 4.51         5.11         4.72         4.47         4.87
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   18.63        14.86        13.24        31.55        81.95
------------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.




OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------

                                                                       Two months
Per-share                                                                ended             Year ended
operating performance                  Year ended November 30           Nov. 30+          September 30
------------------------------------------------------------------------------------------------------------
                                   2001         2000         1999         1998         1998         1997
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $8.62        $8.52        $9.19        $9.27        $9.10        $8.87
------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------
Net investment income               .46          .47          .46          .07          .46          .49
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          .29          .09         (.66)        (.08)         .21          .23
------------------------------------------------------------------------------------------------------------
Total from
investment operations               .75          .56         (.20)        (.01)         .67          .72
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income                  (.46)        (.46)        (.44)        (.07)        (.47)        (.49)
------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                       --           --         (.02)          --         (.03)          --
------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                  --           --         (.01)          --           --           --
------------------------------------------------------------------------------------------------------------
Total distributions                (.46)        (.46)        (.47)        (.07)        (.50)        (.49)
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $8.91        $8.62        $8.52        $9.19        $9.27        $9.10
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             8.89         6.86        (2.33)        (.07) *      7.55         8.33
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                 $135,791     $129,535     $142,299     $166,816     $168,032     $165,993
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)           .87          .86          .93          .17 *       1.00          .96
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)          5.16         5.48         5.13          .79 *       5.00         5.42
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             5.10         6.00         9.36         9.22 *      42.76       117.00
------------------------------------------------------------------------------------------------------------

  + The fiscal year end was advanced from September 30 to November 30.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.




OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------

                                                                       Two months
Per-share                                                                ended             Year ended
operating performance                  Year ended November 30           Nov. 30+          September 30
------------------------------------------------------------------------------------------------------------
                                   2001         2000         1999         1998         1998         1997
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $8.61        $8.51        $9.19        $9.26        $9.09        $8.86
------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------
Net investment income               .40          .41          .40          .06          .40          .43
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          .29          .10         (.67)        (.07)         .21          .23
------------------------------------------------------------------------------------------------------------
Total from
investment operations               .69          .51         (.27)        (.01)         .61          .66
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income                  (.40)        (.41)        (.38)        (.06)        (.41)        (.43)
------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                       --           --         (.02)          --         (.03)          --
------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                  --           --         (.01)          --           --           --
------------------------------------------------------------------------------------------------------------
Total distributions                (.40)        (.41)        (.41)        (.06)        (.44)        (.43)
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $8.90        $8.61        $8.51        $9.19        $9.26        $9.09
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             8.19         6.17        (3.08)        (.07) *      6.86         7.63
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $58,190      $53,894      $65,168      $68,513      $68,547      $56,244
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)          1.52         1.51         1.58          .28 *       1.65         1.61
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)          4.51         4.84         4.48          .68 *       4.36         4.76
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             5.10         6.00         9.36         9.22 *      42.76       117.00
------------------------------------------------------------------------------------------------------------

  + The fiscal year end was advanced from September 30 to November 30.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.




OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS C
------------------------------------------------------------------------------------------------------------

                                                                                              For the
                                                                                               period
                                                                                              July 26,
Per-share                                                                                    1999++ to
operating performance                                      Year ended November 30             Nov. 30
------------------------------------------------------------------------------------------------------------
                                                          2001               2000               1999
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                      $8.63              $8.52              $8.87
------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------
Net investment income                                      .39                .40                .14
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                 .30                .11               (.35)
------------------------------------------------------------------------------------------------------------
Total from
investment operations                                      .69                .51               (.21)
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income                                         (.39)              (.40)              (.14)
------------------------------------------------------------------------------------------------------------
Total distributions                                       (.39)              (.40)              (.14)
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                            $8.93              $8.63              $8.52
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                    8.15               6.14              (2.39) *
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                          $2,880               $350               $247
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                 1.67               1.66                .61 *
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                 4.31               4.60               1.64 *
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                    5.10               6.00               9.36
------------------------------------------------------------------------------------------------------------

 ++ Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.




OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------

                                                                       Two months
Per-share                                                                ended             Year ended
operating performance                  Year ended November 30           Nov. 30+          September 30
------------------------------------------------------------------------------------------------------------
                                   2001         2000         1999         1998         1998         1997
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $8.61        $8.51        $9.18        $9.25        $9.08        $8.86
------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------
Net investment income               .43          .44          .43          .07          .43          .46
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          .29          .10         (.66)        (.07)         .21          .22
------------------------------------------------------------------------------------------------------------
Total from
investment operations               .72          .54         (.23)          --          .64          .68
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income                  (.43)        (.44)        (.41)        (.07)        (.44)        (.46)
------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                       --           --         (.02)          --         (.03)          --
------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                  --           --         (.01)          --           --           --
------------------------------------------------------------------------------------------------------------
Total distributions                (.43)        (.44)        (.44)        (.07)        (.47)        (.46)
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $8.90        $8.61        $8.51        $9.18        $9.25        $9.08
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             8.57         6.54        (2.64)        (.01) *      7.23         7.89
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                   $2,000       $2,068       $2,447       $2,558       $2,433       $2,365
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)          1.17         1.16         1.23          .22 *       1.30         1.26
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)          4.86         5.18         4.84          .74 *       4.71         5.09
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             5.10         6.00         9.36         9.22 *      42.76       117.00
------------------------------------------------------------------------------------------------------------

  + The fiscal year end was advanced from September 30 to November 30.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.




MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                      Year ended November 30
------------------------------------------------------------------------------------------------------------
                                          2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $1.00        $1.00        $1.00        $1.00        $1.00
------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------
Net investment income                    .0217        .0329        .0251        .0288        .0287
------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .0217        .0329        .0251        .0288        .0287
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income                       (.0217)      (.0329)      (.0251)      (.0288)      (.0287)
------------------------------------------------------------------------------------------------------------
Total distributions                     (.0217)      (.0329)      (.0251)      (.0288)      (.0287)
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $1.00        $1.00        $1.00        $1.00        $1.00
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                    2.20         3.34         2.55         2.91         2.91
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                         $41,243      $39,278      $41,051      $38,986      $44,101
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                  .80          .76          .77          .79          .83
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                 2.14         3.43         2.60         2.88         2.92
------------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestments.

(b) Includes amounts paid through expense offset arrangements.



Make the most of your Putnam privileges

The following services are available to you as a Putnam mutual fund shareholder.

* SYSTEMATIC INVESTMENT PLAN Invest as much as you wish ($25 or more) on any business day of the month except for the 29th, 30th or 31st. The amount you choose will be automatically transferred from your checking or savings account.

* SYSTEMATIC WITHDRAWAL Make regular withdrawals of $50 or more monthly, quarterly, semiannually, or annually from your Putnam mutual fund account valued at $10,000 or more. Your automatic with drawal may be made on any business day of the month except for the 29th, 30th or 31st.

* SYSTEMATIC EXCHANGE Transfer assets automatically from one Putnam account to another on a regular, prearranged basis. There is no additional charge for this service.

* FREE EXCHANGE PRIVILEGE Exchange money between Putnam funds in the same class of shares without charge. The exchange privilege allows you to adjust your investments as your objectives change. A signature guarantee is required for exchanges of more than $500,000 and shares of all Putnam funds may not be available to all investors.

Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange (into the fund) and systematic withdrawal or exchange (out of the fund). These privileges are subject to change or termination.

Many of these services can be accessed online at www.putnaminvestments.com.

For more information about any of these services and privileges, call your financial advisor or a Putnam customer service representative toll free at 1-800-225-1581.


Putnam Family of Funds a

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

PUTNAM GROWTH FUNDS

Putnam Balanced Fund b
Putnam Growth Opportunities Fund
Putnam Health Sciences Trust
Putnam International New Opportunities Fund
Putnam New Century Growth Fund b
Putnam New Opportunities Fund
Putnam OTC & Emerging Growth Fund
Putnam Small Cap Growth Fund
Putnam Technology Fund b
Putnam Vista Fund
Putnam Voyager Fund
Putnam Voyager Fund II

PUTNAM BLEND FUNDS

Putnam Asia Pacific Growth Fund b
Putnam Capital Appreciation Fund
Putnam Capital Opportunities Fund
Putnam Emerging Markets Fundb
Putnam Europe Growth Fund
Putnam Global Equity Fund c
Putnam Global Growth Fund
Putnam Global Natural Resources Fund
Putnam International Growth Fund
Putnam International Voyager Fund
Putnam Investors Fund
Putnam Research Fund
Putnam Tax Smart Equity Fund
Putnam Utilities Growth and Income Fund

PUTNAM VALUE FUNDS
Putnam Balanced Retirement Fund b
Putnam Classic Equity Fund
Putnam Convertible Income-Growth Trust
Putnam Equity Income Fund
The George Putnam Fund of Boston
Putnam Global Growth and Income Fund b
The Putnam Fund for Growth and Income
Putnam International Growth and Income Fund
Putnam Mid Cap Value Fund
Putnam New Value Fund
Putnam Small Cap Value Fund d

PUTNAM INCOME FUNDS

Putnam American Government Income Fund
Putnam Diversified Income Trust
Putnam Global Income Trust e
Putnam High Yield Advantage Fund d
Putnam High Yield Trust
Putnam Income Fund
Putnam Intermediate U.S. Government Income Fund
Putnam Money Market Fund f
Putnam U.S. Government Income Trust

PUTNAM TAX-FREE INCOME FUNDS

Putnam Municipal Income Fund
Putnam Tax Exempt Income Fund
Putnam Tax Exempt Money Market Fund f
Putnam Tax-Free High Yield Fund
Putnam Tax-Free Insured Fund

Putnam State tax-free income funds g
Arizona, California, Florida, Massachusetts, Michigan, Minnesota,
New Jersey, New York, Ohio and Pennsylvania

Putnam State tax-free money market funds f, g
California, New York

PUTNAM ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds -- three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Putnam Asset Allocation: Balanced Portfolio
Putnam Asset Allocation: Conservative Portfolio
Putnam Asset Allocation: Growth Portfolio

a As of 6/30/02.

b In anticipation of mergers expected later this year, these funds are closed to new investors.

c It is expected that this fund will merge into Putnam Global Growth Fund later this year.

d Closed to new investors.

e Formerly Putnam Global Governmental Income Trust.

f An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

g Not available in all states.


For more information about Putnam New York Tax Exempt Income Fund, Putnam New York Tax Exempt Opportunities Fund, and Putnam New York Tax Exempt Money Market Fund

Each fund's statement of additional information (SAI) and annual and semi-annual reports to shareholders include additional information about the fund. The SAI, and the independent accountants' reports and financial statements included in each fund's three most recent annual reports to its shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. Each fund's annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam's Internet site, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about a fund, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the fund on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov., or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the fund's file number.


PUTNAM INVESTMENTS

             One Post Office Square
             Boston, Massachusetts 02109
             1-800-225-1581

             Address correspondence to
             Putnam Investor Services
             P.O. Box 41203
             Providence, Rhode Island 02940-1203

             www.putnaminvestments.com

             Putnam New York Tax Exempt
             Income Fund 811-3741
             Putnam New York Tax Exempt
             Opportunities Fund 811-6176
             Putnam New York Tax Exempt
             Money Market Fund 811-5335         NP051 83660 9/02